THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
 AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
          AND FOR WHICH THAT REQUEST WAS DENIED/CONFIDENTIAL TREATMENT
                          EXPIRED ON AUGUST 14, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
                                               -------------

Check here if Amendment [ X ]; Amendment Number:          2
                                                 ------------------------
         This Amendment (Check only one.):   [   ]  is a restatement.
                                             [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Satellite Asset Management, L.P.
Address:        10 East 50th Street, 21st Floor
                New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher         New York, New York         August 19, 2002
----------------------         -------------------        ---------------
[Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                                     --------
Form 13F Information Table Entry Total:                                  1
                                                                     --------
Form 13F Information Table Value Total:                              $111,360
                                                                     --------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                           FORM 13F INFORMATION TABLE
                           SATELLITE ASSET MANAGEMENT
                         FOR QUARTER ENDED JUNE 30, 2001

Name of Issuer       Title of  CUSIP      Value     Shrs or      SH/      Put/    Investment    Other                Voting
--------------       --------  -----      -----     -------      ---      ----    ----------    -----                ------
                     Class                (x 1000)  prn amt      PRN      Call    Discretion    Managers            Authority
                     -----                --------  -------      ---      ----    ----------    --------            ---------
                                                                                                             Sole     Shared   None
                                                                                                             ----     ------   ----
------------------------------------------------------------------------------------------------------------------------------------
WILLAMETTE INDS INC  COM       969133107  111,360   2,249,700    SH               SOLE                    2,249,700
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  1 DATA RECORD                   111,360           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED